Organization and Principal Activities - Schedule of Cash Flows of the VIE and its Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Investments in and Advances to Affiliates [Line Items]
Net cash provided by operating activities	¥ 1,239,874	$ 190,019	¥ 1,945,414	¥ 717,461
Net cash (used in)/provided by investing activities	1,004,780	153,990	(3,684,971)	(4,567,452)
Net cash used in financing activities	265,294	$ 40,658	2,133,651	4,126,861
Variable Interest Entity (VIE) [Member]
Investments in and Advances to Affiliates [Line Items]
Net cash provided by operating activities	7,773,435		2,597,223	601,022
Net cash (used in)/provided by investing activities	1,083,634		(1,023,878)	(516,902)
Net cash used in financing activities	¥ 0		¥ (519)	¥ (3,647)